Accounts Receivable (Schedule of accounts receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivables [Abstract]
Trade receivables	$ 309,570	$ 413,792
GST/VAT receivables	28,674	6,772
Other receivables	8,556	1,769
Total	$ 346,800	$ 422,333